Acquisitions & Divestitures - Acquisitions Narrative (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($) acquisition	Dec. 31, 2022 USD ($) acquisition	Dec. 31, 2021 USD ($) acquisition	Dec. 18, 2023 USD ($) € / option	Dec. 18, 2023 EUR (€) € / option
Acquisitions
Goodwill		$ 60,178	$ 55,949	$ 55,643
Consulting
Acquisitions
Goodwill		8,403	7,928	6,797
Software
Acquisitions
Goodwill		47,392	43,657	43,966
Infrastructure
Acquisitions
Goodwill		$ 4,384	$ 4,363	$ 4,396
Acquisitions 2023, 2022, and 2021
Acquisitions
Percentage of business acquired (as a percent)		100.00%	100.00%	100.00%
2023 Acquisitions
Acquisitions
Number of acquisitions | acquisition		9
Aggregate acquisitions cost		$ 5,197
Apptio
Acquisitions
Goodwill		$ 3,541
Estimated percent of goodwill deductible for tax purposes		1.00%
Weighted average useful life		8 years 8 months 12 days
Apptio | Consulting
Acquisitions
Goodwill		$ 371
Apptio | Software
Acquisitions
Goodwill		3,170
Other Acquisitions 2023
Acquisitions
Goodwill		$ 401
Estimated percent of goodwill deductible for tax purposes		0.00%
Weighted average useful life		6 years 7 months 6 days
Other Acquisitions 2023 | Consulting
Acquisitions
Goodwill		$ 31
Other Acquisitions 2023 | Software
Acquisitions
Goodwill		358
Other Acquisitions 2023 | Infrastructure
Acquisitions
Goodwill		12
StreamSets and webMethods | Foreign Exchange Call Option
Acquisitions
Derivative premium					$ 49
Notional amount					$ 2,300	€ 2,130
Foreign exchange call option strike price (in euros per option) | € / option					1.095	1.095
StreamSets and webMethods | Forecast
Acquisitions
Aggregate acquisitions cost | €	€ 2,130
2022 Acquisitions
Acquisitions
Number of acquisitions | acquisition			8
Aggregate acquisitions cost			$ 2,651
Cash consideration payable			238
Cash to be remitted		103
Octo
Acquisitions
Goodwill		$ 829
Estimated percent of goodwill deductible for tax purposes		24.00%
Weighted average useful life		9 years 3 months 18 days
Octo | Consulting
Acquisitions
Goodwill		$ 709
Octo | Software
Acquisitions
Goodwill		120
Other Acquisitions 2022
Acquisitions
Goodwill		$ 1,055
Estimated percent of goodwill deductible for tax purposes		52.00%
Weighted average useful life		6 years 8 months 12 days
Other Acquisitions 2022 | Consulting
Acquisitions
Goodwill		$ 625
Other Acquisitions 2022 | Software
Acquisitions
Goodwill		$ 431
2021 Acquisitions
Acquisitions
Number of acquisitions | acquisition				15
Aggregate acquisitions cost				$ 3,341
Turbonomic
Acquisitions
Goodwill			$ 1,390
Estimated percent of goodwill deductible for tax purposes			0.00%
Weighted average useful life			9 years
Turbonomic | Consulting
Acquisitions
Goodwill			$ 65
Turbonomic | Software
Acquisitions
Goodwill			1,325
Other Acquisitions 2021
Acquisitions
Goodwill			$ 1,073
Estimated percent of goodwill deductible for tax purposes			9.00%
Weighted average useful life			6 years 7 months 6 days
Other Acquisitions 2021 | Consulting
Acquisitions
Goodwill			$ 633
Other Acquisitions 2021 | Software
Acquisitions
Goodwill			$ 440